Income and social contribution taxes, Consolidated income and social contribution tax loss carryforwards not recognized (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	[1]	Jun. 30, 2017	Dec. 31, 2016
Income and social contribution tax loss carryforwards [Abstract]
Total income and social contribution tax loss carryforwards	R$ 1,111,125 [1]	R$ 708,639		R$ 708,028	R$ 1,453,249
Maximum offset percentage of taxable profit	30.00%

[1]	In accordance with the Brazilian tax legislation, tax loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.